Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Short Term Borrowings [Abstract]
Schedule of Short-term Debt
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Short-term bank loans	60,000,000	150,000,000	22,988,506